Schedule of Investments (unaudited)	iShares® U.S. Financial Services ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 41.7%
Bank of America Corp.	4,420,665	$203,969,483
Bank OZK	74,292	3,480,580
BOK Financial Corp.	18,447	1,891,740
Citigroup Inc.	1,217,966	79,313,946
Citizens Financial Group Inc.	261,367	13,452,559
Comerica Inc.	80,467	7,465,728
Commerce Bancshares Inc.	68,060	4,690,015
Cullen/Frost Bankers Inc.	34,713	4,894,880
East West Bancorp.Inc.	87,064	7,517,106
Fifth Third Bancorp.	419,614	18,727,373
First Citizens BancShares Inc./NC, Class A	8,174	6,368,200
First Financial Bankshares Inc.	78,969	3,710,753
First Horizon Corp.	331,423	5,670,648
First Republic Bank/CA	110,030	19,100,108
FNB Corp.	207,926	2,686,404
Glacier Bancorp. Inc.	66,822	3,470,066
Home BancShares Inc./AR	92,189	2,171,973
Huntington Bancshares Inc./OH	887,252	13,362,015
JPMorgan Chase & Co.	1,813,978	269,557,131
KeyCorp	571,068	14,310,964
M&T Bank Corp.	78,911	13,365,945
People's United Financial Inc.	262,129	5,080,060
Pinnacle Financial Partners Inc.	46,622	4,508,814
PNC Financial Services Group Inc. (The)	259,421	53,438,132
Popular Inc.	48,946	4,364,515
Prosperity Bancshares Inc.	56,570	4,143,753
Regions Financial Corp.	584,660	13,412,100
Signature Bank/New York NY	37,256	11,349,295
SVB Financial Group(a)	36,025	21,034,998
Synovus Financial Corp.	89,519	4,454,465
Truist Financial Corp.	819,370	51,472,823
U.S. Bancorp.	828,241	48,195,344
UMB Financial Corp.	26,466	2,605,578
Umpqua Holdings Corp.	133,405	2,705,453
United Bankshares Inc./WV	83,726	2,958,040
Valley National Bancorp	250,619	3,488,616
Webster Financial Corp.	110,369	6,270,063
Wells Fargo & Co.	2,447,412	131,670,766
Western Alliance Bancorp	63,928	6,341,018
Wintrust Financial Corp.	34,873	3,419,995
Zions Bancorp. NA	95,946	6,507,058
		1,086,598,503
Capital Markets — 32.8%
Affiliated Managers Group Inc.	24,980	3,652,326
Ameriprise Financial Inc.	68,678	20,899,402
Ares Management Corp., Class A	102,884	8,201,912
Bank of New York Mellon Corp. (The)	466,348	27,635,782
BlackRock Inc.(b)	87,652	72,132,337
Blackstone Inc., NVS	421,607	55,639,476
Blue Owl Capital Inc.	204,870	2,546,534
Carlyle Group Inc. (The)	85,158	4,347,316
Cboe Global Markets Inc.	65,461	7,759,092
Charles Schwab Corp. (The)	922,793	80,928,946
CME Group Inc.	220,602	50,628,159
Coinbase Global Inc., Class A(a)	18,060	3,434,109
FactSet Research Systems Inc.	23,128	9,757,472
Federated Hermes Inc.	59,306	1,963,622
Franklin Resources Inc.	172,362	5,510,413
Security	Shares	Value

Capital Markets (continued)
Goldman Sachs Group Inc. (The)	208,362	$73,901,834
Houlihan Lokey Inc.	31,417	3,338,999
Interactive Brokers Group Inc., Class A	53,481	3,646,869
Intercontinental Exchange Inc.	345,823	43,801,941
Invesco Ltd.	209,373	4,744,392
Janus Henderson Group PLC	104,431	3,853,504
Jefferies Financial Group Inc.	120,814	4,426,625
KKR & Co. Inc.	359,085	25,552,489
Lazard Ltd., Class A	69,358	3,026,783
LPL Financial Holdings Inc.	49,196	8,477,455
MarketAxess Holdings Inc.	23,355	8,045,330
Moody’s Corp.	99,272	34,050,296
Morgan Stanley	881,145	90,352,608
Morningstar Inc.	14,519	4,172,906
MSCI Inc.	50,610	27,133,033
Nasdaq Inc.	71,813	12,869,608
Northern Trust Corp.	127,401	14,860,053
Raymond James Financial Inc.	113,803	12,048,324
Robinhood Markets Inc., Class A(a)(c)	35,943	508,593
S&P Global Inc.	147,928	61,422,664
SEI Investments Co.	65,095	3,815,218
State Street Corp.	224,423	21,207,974
Stifel Financial Corp.	64,072	4,798,993
T Rowe Price Group Inc.	137,954	21,304,236
Tradeweb Markets Inc., Class A	64,482	5,466,139
Virtu Financial Inc., Class A	52,577	1,626,207
		853,489,971
Consumer Finance — 6.7%
Ally Financial Inc.	212,809	10,155,246
American Express Co.	385,101	69,248,862
Capital One Financial Corp.	261,249	38,333,066
Credit Acceptance Corp.(a)(c)	5,103	2,753,375
Discover Financial Services	179,889	20,822,152
FirstCash Holdings Inc.	24,880	1,734,136
OneMain Holdings Inc.	68,758	3,552,038
PROG Holdings Inc.(a)	34,931	1,390,603
SLM Corp.	180,548	3,311,250
SoFi Technologies Inc.(a)(c)	395,900	4,940,832
Synchrony Financial.	335,760	14,300,018
Upstart Holdings Inc.(a)	30,108	3,282,073
		173,823,651
Diversified Financial Services — 1.0%
Apollo Global Management Inc.	226,501	15,855,070
Equitable Holdings Inc.	231,028	7,771,782
Jackson Financial Inc., Class A	57,336	2,199,982
		25,826,834
Insurance — 0.4%
Fidelity National Financial Inc.	174,725	8,797,404

IT Services — 16.8%
Mastercard Inc., Class A	532,477	205,738,463
Visa Inc., Class A	1,029,364	232,811,256
		438,549,719
Thrifts & Mortgage Finance — 0.5%
Essent Group Ltd.	67,869	3,097,541
MGIC Investment Corp.	200,505	3,043,666
New York Community Bancorp. Inc.	284,890	3,321,817
Radian Group Inc.	110,440	2,472,752
Rocket Companies Inc., Class A	83,210	1,051,774

Schedule of Investments (unaudited) (continued)	iShares® U.S. Financial Services ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
TFS Financial Corp.	29,185	$507,235
UWM Holdings Corp.	55,173	285,245
		13,780,030

Total Common Stocks — 99.9%
(Cost: $2,257,318,342)		2,600,866,112

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(b)(d)(e)	7,670,354	7,672,655
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(d)	5,929,000	5,929,000
		13,601,655

Total Short-Term Investments — 0.5%
(Cost: $13,601,655)		13,601,655

Total Investments in Securities — 100.4%
(Cost: $2,270,919,997)		2,614,467,767

Other Assets, Less Liabilities — (0.4)%		(9,283,874)

Net Assets — 100.0%		$2,605,183,893

(a)	Non-income producing security.

(b)	Affiliate of the Fund.

(c)	All or a portion of this security is on loan.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$7,673,717	(a)	$—	$(1,062)	$—	$7,672,655	7,670,354	$12,487	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,049,000	3,880,000	(a)	—	—	—	5,929,000	5,929,000	190		—
BlackRock Inc.	47,072,882	34,269,614		(7,741,756)	2,567,666	(4,036,069)	72,132,337	87,652	1,046,674		—
					$2,566,604	$(4,036,069)	$85,733,992		$1,059,351		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Financial Select Sector Index	33	03/18/22	$3,963	$(39,191)

Schedule of Investments (unaudited) (continued)	iShares® U.S. Financial Services ETF
January 31, 2022

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks.	$2,600,866,112	$—	$—	$2,600,866,112
Money Market Funds	13,601,655	—	—	13,601,655
	$2,614,467,767	$—	$—	$2,614,467,767
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(39,191)	$—	$—	$(39,191)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

3